SUBSEQUENT EVENTS - Transfer Of the shareholding control of CEAL (Details) - Transfer of the shareholding control of CEAL R$ in Thousands	Mar. 18, 2019 BRL (R$)
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary	89.94%
Gains on disposals of investments	R$ 1,044,535